Other Deductions, Net (Tables)	12 Months Ended
Sep. 30, 2011
Other Deductions, Net [Abstract]
Schedule Of Other Deductions, Net

	2009	2010	2011
Amortization of intangibles (intellectual property and customer relationships)	$108	176	261
Rationalization of operations	284	126	81
Other	121	71	57
Gains, net	(39)	(4)	(24)
Total	$474	369	375